Note 13 - Financial Instruments - Recurring Fair Value Measurements (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Interest rate swap contracts, current portion	$ 444,068	$ 1,142,682
Interest rate swap contracts, long-term portion	73,007	2,669,244
Fair Value, Recurring [Member]
Interest rate swap contracts, current portion	444,068	1,142,682
Interest rate swap contracts, long-term portion	73,007	2,669,244
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swap contracts, current portion	0	0
Interest rate swap contracts, long-term portion	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contracts, current portion	444,068	1,142,682
Interest rate swap contracts, long-term portion	73,007	2,669,244
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swap contracts, current portion	0	0
Interest rate swap contracts, long-term portion	$ 0	$ 0